Document and Entity Information	12 Months Ended
Dec. 31, 2018
Entity Information [Line Items]
Entity Registrant Name	DOW INC.
Entity Central Index Key	0001751788
Document Type	8-K
Document Period End Date	Dec. 31, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Emerging Growth Company	false
The Dow Chemical Company [Domain]
Entity Information [Line Items]
Entity Registrant Name	DOW CHEMICAL CO /DE/
Entity Central Index Key	0000029915
Document Type	8-K
Document Period End Date	Dec. 31, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Emerging Growth Company	false